Financial Investments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedules of financial investments

		2020	2019
	Footnotes	$m	$m
Treasury and other eligible bills		24,035	21,789
Debt securities		102,846	126,043
Equity securities		77,643	78,827
Trading securities		204,524	226,659
Loans and advances to banks	1	8,242	8,402
Loans and advances to customers	1	19,224	19,210
Year ended 31 Dec		231,990	254,271
1    Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.

Trading securities[1]
		2020	2019
	Footnotes	$m	$m
US Treasury and US Government agencies	2	17,393	25,722
UK Government		8,046	10,040
Hong Kong Government		6,500	9,783
Other governments		70,580	72,456
Asset-backed securities	3	4,253	4,691
Corporate debt and other securities		20,109	25,140
Equity securities		77,643	78,827
At 31 Dec		204,524	226,659
1Included within these figures are debt securities issued by banks and other financial institutions of $10,876m (2019: $17,846m), of which $1,298m (2019: $2,637m) are guaranteed by various governments.
2Includes securities that are supported by an explicit guarantee issued by the US Government.
3Excludes asset-backed securities included under US Treasury and US Government agencies.

	2020				2019
	Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	$m	$m	$m	$m	$m	$m
Securities	2,492	39,088	41,580	2,344	35,808	38,152
– treasury and other eligible bills	635	26	661	630	31	661
– debt securities	1,857	5,250	7,107	1,714	4,838	6,552
– equity securities	—	33,812	33,812	—	30,939	30,939
Loans and advances to banks and customers	—	2,988	2,988	1	4,555	4,556
Other	—	985	985	—	919	919
At 31 Dec	2,492	43,061	45,553	2,345	41,282	43,627

Securities[1]
		2020				2019
		Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Hong Kong Government		22	—	22	4	—	4
Other governments		648	674	1,322	666	754	1,420
Asset-backed securities	2	—	235	235	—	363	363
Corporate debt and other securities		1,822	4,367	6,189	1,674	3,752	5,426
Equities		—	33,812	33,812	—	30,939	30,939
At 31 Dec		2,492	39,088	41,580	2,344	35,808	38,152
1    Included within these figures are debt securities issued by banks and other financial institutions of $1,180m (2019 re-presented: $1,244m), of which nil (2019: nil) are guaranteed by various governments.
2    Excludes asset-backed securities included under US Treasury and US Government agencies.

Carrying amount of financial investments
	2020	2019
	$m	$m
Financial investments measured at fair value through other comprehensive income	402,054	357,577
– treasury and other eligible bills	118,163	95,043
– debt securities	281,467	260,536
– equity securities	2,337	1,913
– other instruments	87	85
Debt instruments measured at amortised cost	88,639	85,735
– treasury and other eligible bills	11,757	10,476
– debt securities	76,882	75,259
At 31 Dec	490,693	443,312

Financial investments at amortised cost and fair value
		2020		2019
		Amortised cost	Fair value[1]	Amortised cost	Fair value[1]
	Footnotes	$m	$m	$m	$m
US Treasury		75,531	78,251	79,633	80,589
US Government agencies	2	19,851	20,320	26,356	26,387
US Government-sponsored entities		10,691	11,224	8,070	8,259
UK Government		28,094	28,754	28,621	28,973
Hong Kong Government		55,483	55,507	47,824	47,820
Other governments		178,091	180,881	140,510	142,511
Asset-backed securities	3	2,708	2,536	2,954	2,889
Corporate debt and other securities		110,015	118,960	101,750	107,364
Equities		1,410	2,337	1,241	1,913
At 31 Dec		481,874	498,770	436,959	446,705
1    Included within ‘fair value’ figures are debt securities issued by banks and other financial institutions of $62bn (2019: $61bn), of which $10bn (2019: $11bn) are guaranteed by various governments.
2Includes securities that are supported by an explicit guarantee issued by the US Government.
3Excludes asset-backed securities included under US Government agencies and sponsored entities.

Maturities of investments in debt securities at their carrying amount
	Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years	Total
	$m	$m	$m	$m	$m
Debt securities measured at fair value through other comprehensive income	72,250	131,859	42,168	35,190	281,467
Debt securities measured at amortised cost	6,135	16,499	19,437	34,811	76,882
At 31 Dec 2020	78,385	148,358	61,605	70,001	358,349

Debt securities measured at fair value through other comprehensive income	61,833	123,740	42,831	32,132	260,536
Debt securities measured at amortised cost	5,472	14,395	21,431	33,961	75,259
At 31 Dec 2019	67,305	138,135	64,262	66,093	335,795

Contractual maturities and weighted average yields of investment debt securities
	Up to 1 year		1 to 5 years		5 to 10 years		Over 10 years
	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
	$m	%	$m	%	$m	%	$m	%
Debt securities measured at fair value through other comprehensive income
US Treasury	6,596	1.2	22,945	1.6	15,618	1.5	4,195	2.3
US Government agencies	—	—	95	1.8	43	2.8	12,608	1.8
US Government-sponsored agencies	30	2.8	789	2.2	2,988	2.5	4,968	1.8
UK Government	2,765	1.5	5,126	0.8	6,220	0.2	4,910	2.3
Hong Kong Government	84	1.6	247	1.6	167	1.8	—	—
Other governments	51,507	1.7	62,587	2.3	8,184	1.6	2,089	4.3
Asset-backed securities	18	2.9	93	1.4	399	1.8	2,199	1.2
Corporate debt and other securities	10,831	2.1	35,615	1.4	7,169	1.8	2,583	3.4
Total amortised cost at 31 Dec 2020	71,831		127,497		40,788		33,552
Total carrying value	72,250		131,859		42,168		35,190
Debt securities measured at amortised cost
US Treasury	3,769	0.1	4,618	1.6	3,003	2.0	969	2.8
US Government agencies	—	—	9	3.8	13	4.5	7,084	2.6
US Government-sponsored agencies	110	2.5	258	2.7	436	2.2	1,112	3.3
Hong Kong Government	13	3.0	23	1.6	118	2.6	12	4.8
Other governments	179	3.4	370	4.1	426	3.8	1,011	4.2
Asset-backed securities	—	—	—	—	—	—	2	6.0
Corporate debt and other securities	2,064	3.3	11,221	3.4	15,441	3.4	24,621	3.8
Total amortised cost at 31 Dec 2020	6,135		16,499		19,437		34,811
Total carrying value	6,135		16,497		19,439		34,812

HSBC Holdings carrying amount of financial investments
	2020	2019
	$m	$m
Debt instruments measured at amortised cost
– treasury and other eligible bills	10,941	10,081
– debt securities	6,544	6,025
At 31 Dec	17,485	16,106

Financial investments at amortised cost and fair value
	2020		2019
	Amortised cost	Fair value	Amortised cost	Fair value
	$m	$m	$m	$m
US Treasury	17,485	17,521	16,106	16,121
US Government agencies	—	—	—	—
US Government-sponsored entities	—	—	—	—
At 31 Dec	17,485	17,521	16,106	16,121

Maturities of investments in debt securities at their carrying amount
	Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years	Total
	$m	$m	$m	$m	$m
Debt securities measured at amortised cost	3,767	2,777	—	—	6,544
At 31 Dec 2020	3,767	2,777	—	—	6,544

Debt securities measured at amortised cost	3,010	3,015	—	—	6,025
At 31 Dec 2019	3,010	3,015	—	—	6,025

Contractual maturities and weighted average yields of investment debt securities
	Up to 1 year		1 to 5 years		5 to 10 years		Over 10 years
	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
	$m	%	$m	%	$m	%	$m	%
Debt securities measured at amortised cost
US Treasury	3,767	1.5	2,777	0.3	—	—	—	—
US Government agencies	—	—	—	—	—	—	—	—
US Government-sponsored agencies	—	—	—	—	—	—	—	—
Total amortised cost at 31 Dec 2020	3,767		2,777		—		—
Total carrying value	3,767		2,777		—		—

Equity instruments measured at fair value through other comprehensive income

Equity instruments measured at fair value through other comprehensive income
	Fair value	Dividends recognised
Type of equity instruments	$m	$m
Investments required by central institutions	904	22
Business facilitation	1,387	22
Others	46	3
At 31 Dec 2020	2,337	47

Investments required by central institutions	738	22
Business facilitation	1,124	19
Others	51	9
At 31 Dec 2019	1,913	50